Investment securities	12 Months Ended
Dec. 31, 2023
Investment securities (old to delete)
15 Investment securities
end of	2023	2022
Investment securities (CHF million)
Debt securities held-to-maturity	1,417	921
Debt securities available-for-sale	4	796
Total investment securities	1,421	1,717
Investment securities by type
	2023						2022
end of	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost		Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Foreign governments	1,259		0	0	110	1,149	921		0	0	40	881
Corporate debt securities	158		0	0	7	151	0		0	0	0	0
Debt securities held-to-maturity	1,417	[1]	0	0	117	1,300	921	[1]	0	0	40	881
Corporate debt securities	4		0	0	0	4	952		0	0	156	796
Debt securities available-for-sale	4	[2]	0	0	0	4	952	[2]	0	0	156	796
1
Excludes accrued interest on debt securities held-to-maturity of CHF 19 million and CHF 10 million as of the end of 2023 and 2022, respectively, with no related allowance for credit losses. Accrued interest is reported in other assets in the consolidated balance sheet.

2
Excludes accrued interest on debt securities available-for-sale of CHF 0 million and CHF 1 million as of the end of 2023 and 2022, respectively. Accrued interest is reported in other assets in the consolidated balance sheet.

> Refer to “Note 18 – Financial instruments measured at amortized cost and credit losses” for further information on debt securities held-to-maturity.
Gross unrealized losses on debt securities and the related fair value
	Less than 12 months		12 months or more		Total
end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
2022 (CHF million)
Corporate debt securities	374	58	404	98	778	156
Debt securities available-for-sale	374	58	404	98	778	156
Proceeds from sales, realized gains and realized losses from debt securities available-for-sale
in	2023	2022	2021
Sales of debt securities available-for-sale (CHF million)
Proceeds from sales	845	44	0
Realized losses	(4)	(6)	0
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity				Debt securities available-for-sale
end of	Amortized cost		Fair value	Average yield (in %)	Amortized cost		Fair value	Average yield (in %)
2023 (CHF million)
Due within 1 year	0		0	0.00	4		4	33.55
Due from 1 to 5 years	1,417		1,300	3.66	0		0	0.00
Total debt securities	1,417	[1]	1,300	3.66	4	[2]	4	33.55
1 Excluded accrued interest on debt securities held-to-maturity of CHF 19 million.
2 Excluded accrued interest on debt securities available-for-sale of CHF 0 million.
Allowance for credit losses on debt securities available-for-sale
A credit loss exists if there is a decline in fair value of the security below the amortized cost as a result of the non-collectability of the amounts due in accordance with the contractual terms.
An allowance for expected credit losses is recorded in the consolidated statement of operations in provision for credit losses and the non-credit-related losses are recorded in AOCI. Subsequent improvements in the estimated credit losses are recorded in the consolidated statement of operations as a reduction in provision for credit losses. A security is written off when a determination is made that the security is uncollectible. As of the end of 2022, the Bank had no allowance for credit losses on debt securities available-for-sale.